INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

	As of September 30,
	2022	2021
Land use rights, cost	$559,688	$617,895
Software, cost	14,418,101	8,803,367
Patent, cost	690,237	—
Other intangible assets, cost	1,569	1,732
Less: impairment charge	(2,771,019)	—
Less: accumulated amortization	(1,483,125)	(673,007)
Intangible assets, net	$11,415,451	$8,749,987

The land use right represents the Company’s land use rights in Wenzhou’s plant, which had been pledged to secure the Company’s banking facilities granted to the Company as of September 30, 2022 and 2021. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 13.

During the fiscal year ended September 30, 2021, the Company entered into a series of consulting agreements with third-party entity and individuals to develop and implement the following software platforms:

●	The DeFi (decentralized finance) Protocol, a stablecoin DEX (decentralized exchange) and liquidity mining platform, available at https://xsigma.fi.
●	Two flagship trading platforms, “xSigma Trading” for CFD trading and “xSigma Trader” for Crypto, Crypto Options and Crypto derivatives.
●	MaximNFT platform (“MaximNFT”), available at www.maximnft.com, the exclusive NFT (Non-Fungible Token) marketplace partners with Maxim, the iconic men’s lifestyle brand. It will allow customers to create and sell NFTs on various blockchains, including, but not limited to, Ethereum, Binance Smart Chain, and Polkadot.

The software platforms are intended for internal use which is to provide services to customers and the Company does not have any plan to market the software for sales externally. In exchange of the development services provided, the Company paid consideration in the form of cash, stock and stock warrants, and all the costs incurred during the Application development Stage were capitalized pursuant to ASC 350-40-25.

During 2022 fiscal year, the Company evaluated the recoverability of the Defi platform pursuant to ASC 360-10-35-21 and concluded that the carrying value of the Defi Exchange may not be recoverable as it projects that the platform is likely to have continuing losses and it's more likely than not this platform will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company wrote off the carrying value of the platform and recorded a loss of $2,771,019.

Amortization expense was $830,481 and $481,763 for the years ended September 30, 2022 and 2021, respectively.